Consolidated Statements of Stockholders' Equity - USD ($)	Total	Common Stock	Preferred Stock	Additional paid-in capital	Accumulated Deficit
Balance at Dec. 31, 2012	$ 609,000	$ 6,000		$ 978,000	$ (375,000)
Balance (in shares) at Dec. 31, 2012		60,883,000
Issuance of common stock for conversion of related party debt / convertible debt	771,000			771,000
Issuance of common stock for conversion of related party debt, / convertible debt (in shares)		1,028,000
Issuance of common stock, net of offering costs	5,466,000	$ 1,000		5,465,000
Issuance of common stock, net of offering costs (in shares)		7,499,000
Stock-based compensation expense	1,729,000			1,729,000
Exercise of stock options	$ 2,000			2,000
Exercise of stock options (in shares)		3,221,000
Repurchase of non-vested shares (in shares)		(77,000)
Net loss	$ (7,130,000)				$ (7,130,000)
Balance at Dec. 31, 2013	1,447,000	$ 7,000		8,945,000	$ (7,505,000)
Balance (in shares) at Dec. 31, 2013		72,554,000
Issuance of common stock for conversion of related party debt / convertible debt	2,711,000	$ 1,000		2,710,000
Issuance of common stock for conversion of related party debt, / convertible debt (in shares)		13,555,000
Issuance of common stock, net of offering costs	3,844,000	$ 3,000		3,841,000
Issuance of common stock, net of offering costs (in shares)		26,667,000
Stock-based compensation expense	$ 3,460,000			$ 3,460,000
Repurchase of non-vested shares (in shares)		(92,000)
Shares issued for financing costs		1,000,000
Issuance of warrants for services	$ 180,000			$ 180,000
Issuance of warrants for fees related to convertible debt offering	155,000			155,000
Issuance of common stock and warrants for legal settlement	246,000			246,000
Issuance of common stock and warrants for legal settlement, (in shares)		422,000
Net loss	(10,534,000)				$ (10,534,000)
Balance at Dec. 31, 2014	1,509,000	$ 11,000		$ 19,537,000	$ (18,039,000)
Balance (in shares) at Dec. 31, 2014		114,106,000
Stock-based compensation expense	741,000
Net loss	(5,292,000)
Balance at Jun. 30, 2015	$ 722,000